Significant Accounting Policies - Offering Costs and Income taxes (Details) - USD ($)		5 Months Ended
	Dec. 02, 2020	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Subsidiary, Sale of Stock [Line Items]
Unrecognized tax benefits		$ 2,213,000		$ 1,935,000	$ 4,558,000	$ 5,894,000
Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Offering costs allocable to warrants		861,400
Unrecognized tax benefits		0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0	$ 0
Initial Public Offering | Seaport Global Acquisition Corp
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 8,361,625	8,361,625
Underwriting fees	2,875,000	2,875,000
Deferred underwriting fees	5,031,250	5,031,250
Other offering cost	$ 455,375	455,375
Offering costs allocable to warrants		$ 861,400